1. The Company and Significant Accounting Policies: Fair Value Measurements: Schedule of Fair Value Measurements At December 31, 2015 and 2014 (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Fair Value Measurements At December 31, 2015 and 2014

Fair Value Measurements at December 31, 2015
		Quoted Prices in Active	Significant Other	Significant
		Markets for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
Total assets at fair value	$-	$-	$-	$-

Fair Value Measurements at December 31, 2014
		Quoted Prices in Active	Significant Other	Significant
		Markets for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
Total assets at fair value	$-	$-	$-	$-